Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Liabilities currently not deductible for tax	$ 17	$ 5
Net tax losses benefited	10	(22)
Re-measurement of deferred tax assets	(7)	28
Change in valuation allowance on deferred tax assets	(19)	(13)
Tax depreciation (less than) in excess of book depreciation	(21)	(30)
Tax on undistributed foreign earnings	(34)	43
Unrealized (loss) gain on remeasurement of investments	(48)	3
Book amortization in excess of tax amortization	(89)	(58)
Others	(29)	(32)
Deferred income tax, Total	$ (220)	$ (76)